CROFT FUNDS CORPORATION

                      SUPPLEMENT DATED MARCH 6, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 1999


This supplement to the Statement of Additional Information dated August 30, 1999 provides new and additional information and should be retained and read in conjunction with the Statement of Additional Information. Unless otherwise indicated, defined terms have the same meaning as in the Statement of Additional Information.

The following language replaces the information located on pages 9 and 10 in the "Management of the Funds" section of the Statement of Additional Information.

MANAGEMENT OF THE FUNDS
-----------------------

         Directors and officers of the Corporation and their principal occupations during the past five years are as follows:

         *Kent G. Croft, (02/26/63) Director and President of the Corporation, President, Croft- Leominster, Inc. since 1989.

         George D. Edwards, II (10/22/37), Director of the Corporation, Accountant, Croft- Leominster, Inc. Partner of the Omega Organization Inc. since 1995. President and Chief Executive Officer, Hottman Edwards Advertising, Inc. (advertising agency), 1971-1995.

         Frederick S. Billig (02/28/33), Director of the Corporation. Chief Scientist and Associate Supervisor, John Hopkins University Applied Physics Lab since 1987; President, Pyrodyne, Inc. since 1977.

         L. Gordon Croft (10/27/32), Vice President of the Corporation. Vice President, Chief Investment Officer and Director of Croft-Leominster, Inc. since 1989.

         Charles Jay McLaughlin (09/20/62), Director of the Corporation. Vice President Retail Sales, Orion Safety Products as of January 1, 1998. Vice President Marine Division, Orion Safety Products (1996-1998). Attorney, Oppenheimer Wolff & Donnelly (law firm, 1989-1995).

         John H. Grady, Jr. (06/01/61), Secretary of the Corporation. Partner, Morgan, Lewis and Bockius LLP (law firm) since 1993. Associate, Ropes & Gray (law firm).

         Carla Reedinger (03/25/60), Treasurer and Chief Financial Officer of the Corporation. Equity Trader and Senior Portfolio Assistant, Croft-Leominster, Inc. since 1989.



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         Wayne Berry (05/22/34), Assistant Vice President of the Corporation.
         Marketing Director, Croft-Leominster since March, 1994. Retired Internal Revenue Service (37 years) April 1993.

         Jonathan Giordani (04/11/74), Assistant Vice President of the Corporation. Research analyst, Croft-Leominster since February, 1997. Student, The Johns Hopkins University, 1992-1996.

         ---------------
* Mr. Croft is an "interested person" of the Corporation under the Investment Company Act of 1940.
**       L. Gordon Croft is the father of Kent G. Croft.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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